Employee Benefit Plans - Schedule of Multi-employer Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Multiemployer Plans [Line Items]
Americold Contributions	$ 3,412	$ 3,413	$ 7,196
Other liabilities	$ 6,200
Multiemployer plans, withdrawal obligation repayment period	22 years
Central Pension Fund of the International Union of Operating Engineers and Participating Employers
Multiemployer Plans [Line Items]
Americold Contributions	$ 78	64	7
Central States SE & SW Areas Health and Welfare Pension Plans
Multiemployer Plans [Line Items]
Americold Contributions	0	0	3
New England Teamsters & Trucking Industry Pension Plan
Multiemployer Plans [Line Items]
Americold Contributions	0	0	592
Alternative New England Teamsters & Trucking Industry Pension Plan
Multiemployer Plans [Line Items]
Americold Contributions	183	230	288
I.U.O.E Stationary Engineers Local 39 Pension Fund
Multiemployer Plans [Line Items]
Americold Contributions	101	114	138
Western Conference of Teamsters Pension Fund
Multiemployer Plans [Line Items]
Americold Contributions	2,882	2,813	2,866
Minneapolis Food Distributing Industry Pension Plan
Multiemployer Plans [Line Items]
Americold Contributions	128	154	175
WWEC Local 863 Pension Fund
Multiemployer Plans [Line Items]
Americold Contributions	$ 40	$ 38	$ 3,127